4. RECENTLY ADOPTED ACCOUNTING STANDARDS, AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE	12 Months Ended
Jan. 31, 2023
Notes
4. RECENTLY ADOPTED ACCOUNTING STANDARDS, AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

4.RECENTLY ADOPTED ACCOUNTING STANDARDS, AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

There are no IFRS or International Financial Reporting Interpretations Committee interpretations that are not yet effective that would be expected to have a material impact on the Company’s financial statements.